Business Segment Information (Tables)	12 Months Ended
Dec. 31, 2011
Distribution of Net Revenue by Geographical Area
a)  The distribution of net revenue by geographical area was as follows:

	Year ended
	December	December	December
	2011	2010	2009
	(in thousands)
Ireland	$88,869	$128,790	$151,618
Rest of Europe	348,492	292,567	251,104
U.S.	393,957	381,196	408,561
Other	114,411	97,491	76,329

Total	$945,729	$900,044	$887,612

Distribution of Net Revenue by Business Segment
b)	The distribution of net revenue by business segment was as follows:

	Year ended
	December	December	December
	2011	2010	2009
	(in thousands)
Central laboratory	$71,549	$63,813	$70,656
Clinical research	874,180	836,231	816,956

Total	$945,729	$900,044	$887,612

Distribution of Income from Operations by Geographical Area
c)	The distribution of income from operations by geographical area was as follows:

	Year ended
	December	December	December
	2011	2011	2011
	Excluding Non- recurring charges, net	Non- recurring charges, net	Including Non- recurring charges, net
	(in thousands)
Ireland	$(33,139)	$(1,564)	$(34,703)
Rest of Europe	35,175	(3,000)	32,175
U.S.	30,127	(5,253)	24,874
Other	7,097	-	7,097

Total	$39,260	$(9,817)	$29,443

	Year ended
	December	December	December
	2010	2010	2010
	Excluding Non- recurring charges, net	Non- recurring charges, net	Including Non- recurring charges, net
	(in thousands)
Ireland	$36,636	-	$36,636
Rest of Europe	24,212	-	24,212
U.S.	25,017	-	25,017
Other	6,230	-	6,230

Total	$92,095	-	$92,095

	Year ended
	December	December	December
	2009	2009	2009
	Excluding Non- recurring charges, net	Non- recurring charges, net	Including Non- recurring charges, net
	(in thousands)
Ireland	$54,010	$73	$54,083
Rest of Europe	21,537	2,408	23,945
U.S.	36,280	(11,289)	24,991
Other	4,433	-	4,433

Total	$116,260	$(8,808)	$107,452

Distribution of Income from Operations by Business Segment
d)	The distribution of income from operations by business segment was as follows:

	Year ended
	December	December	December
	2011	2011	2011
	Excluding Non- recurring charges, net	Non- recurring charges, net	Including Non- recurring charges, net
	(in thousands)
Central laboratory	$(661)	$(1,545)	$(2,206)
Clinical research	39,921	(8,272)	31,649

Total	$39,260	$(9,817)	$29,443

	Year ended
	December	December	December
	2010	2010	2010
	Excluding Non- recurring charges, net	Non- recurring charges, net	Including Non- recurring charges, net
	(in thousands)
Central laboratory	$(12,759)	-	$(12,759)
Clinical research	104,854	-	104,854

Total	$92,095	-	$92,095

	Year ended
	December	December	December
	2009	2009	2009
	Excluding Non- recurring charges, net	Non- recurring charges, net	Including Non- recurring charges, net
	(in thousands)
Central laboratory	$5,338	$(309)	$5,029
Clinical research	110,922	(8,499)	102,423

Total	$116,260	$(8,808)	$107,452

Distribution of Property, Plant and Equipment, Net, by Geographical Area
e)	The distribution of property, plant and equipment, net, by geographical area was as follows:

	December 31,	December 31,
	2011	2010
	(in thousands)
Ireland	$109,953	$109,919
Rest of Europe	16,419	16,675
U.S.	33,086	33,855
Other	9,003	10,412

Total	$168,461	$170,861

Distribution of Property, Plant and Equipment, Net, by Business Segment
f)	The distribution of property, plant and equipment, net, by business segment was as follows:

	December 31,	December 31,
	2011	2010
	(in thousands)
Central laboratory	$18,292	$21,106
Clinical research	150,169	149,755

Total	$168,461	$170,861

Distribution of Depreciation and Amortization by Geographical Area
g)    The distribution of depreciation and amortization by geographical area was as follows:

	Year ended
	December	December	December
	2011	2010	2009
	(in thousands)
Ireland	$15,192	$11,840	$9,459
Rest of Europe	7,057	5,543	5,960
U.S.	12,427	12,422	13,945
Other	4,006	4,068	3,295

Total	$38,682	$33,873	$32,659

Distribution of Depreciation and Amortization by Business Segment
h)    The distribution of depreciation and amortization by business segment was as follows:

	Year ended
	December	December	December
	2011	2010	2009
	(in thousands)
Central laboratory	$3,721	$4,888	$3,724
Clinical research	34,961	28,985	28,935

Total	$38,682	$33,873	$32,659

Distribution of Total Assets by Geographical Area
i)    The distribution of total assets by geographical area was as follows:

	December 31,	December 31,
	2011	2010
	(in thousands)
Ireland	$414,510	$418,098
Rest of Europe	216,313	173,668
U.S.	363,527	329,971
Other	41,117	27,801

Total	$1,035,467	$949,538

Distribution of Total Assets by Business Segment
j) The distribution of total assets by business segment was as follows:

	December 31,	December 31,
	2011	2010
	(in thousands)
Central laboratory	$55,184	$60,004
Clinical research	980,283	889,534

Total	$1,035,467	$949,538

Distribution of Capital Expenditures by Geographical Area
k) The distribution of capital expenditures by geographical area was as follows:

	Year ended
	December	December	December
	2011	2010	2009
	(in thousands)
Ireland	$16,987	$16,095	$11,988
Rest of Europe	4,795	5,869	3,444
U.S.	10,222	5,852	14,730
Other	4,001	3,777	4,652

Total	$36,005	$31,593	$34,814

Distribution of Capital Expenditures by Business Segment
l) The distribution of capital expenditures by business segment was as follows:

	Year ended
	December	December	December
	2011	2010	2009
	(in thousands)
Central laboratory	$1,449	$3,991	$10,774
Clinical research	34,556	27,602	24,040

Total	$36,005	$31,593	$34,814

Clients Representing Company's Net Revenue
m) The following table sets forth the clients which represented 10% or more of the Company's net revenue in each of the periods set out below.

	Year ended
	December	December	December
	2011	2010	2009

Client A	13%	*	*

* Net revenue did not exceed 10%.

Distribution of Interest Income by Geographical Area
n) The distribution of interest income by geographical area was as follows:

	Year ended
	December	December	December
	2011	2010	2009
	(in thousands)
Ireland	$762	$1,277	$175
Rest of Europe	364	406	422
U.S.	18	22	135
Other	50	56	20

Total	$1,194	$1,761	$752

Distribution of Interest Income by Business Segment
o) The distribution of interest income by business segment was as follows:

	Year ended
	December	December	December
	2011	2010	2009
	(in thousands)
Central laboratory	$18	$20	$18
Clinical research	1,176	1,741	734

Total	$1,194	$1,761	$752

Distribution of Tax Charge by Geographical Area
p) The distribution of the tax charge by geographical area was as follows:

	Year ended
	December	December	December
	2011	2010	2009
	(in thousands)
Ireland	$(3,475)	$5,310	$(4,544)
Rest of Europe	657	(1,606)	4,202
U.S.	4,656	(593)	7,820
Other	4,277	2,542	2,897

Total	$6,115	$5,653	$10,375

Distribution of Tax Charge by Business Segment
q) The distribution of the tax charge by business segment was as follows:

	Year ended
	December	December	December
	2011	2010	2009
	(in thousands)
Central laboratory	$(175)	$(2,858)	$610
Clinical research	6,290	8,511	9,765

Total	$6,115	$5,653	$10,375